ASSETS UNDER DEVELOPMENT - Schedule of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Roll Forward]
Balance as of January 1,	$ 1,562,828	$ 1,152,032
Transferred from other non-current assets (note 20)	255,289	0
Additions	347,209	338,327
Interest costs capitalized	95,871	72,469
Balance as of December 31,	2,261,197	1,562,828
FLNG Gimi
Extractive Industries [Roll Forward]
Balance as of January 1,	1,562,828	1,152,032
Transferred from other non-current assets (note 20)	0	0
Additions	109,130	338,327
Interest costs capitalized	90,674	72,469
Balance as of December 31,	1,762,632	1,562,828
MKII FLNG
Extractive Industries [Roll Forward]
Balance as of January 1,	0	0
Transferred from other non-current assets (note 20)	255,289	0
Additions	238,079	0
Interest costs capitalized	5,197	0
Balance as of December 31,	$ 498,565	$ 0